Securities sold under repurchase agreements and interbank and institutional market funds - Schedule of Interbank Market Debt (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Interbank market funds	R$ 406,170	R$ 372,294
Current	199,796	218,138
Non-current	206,374	154,156
Financial bills
Disclosure of financial liabilities [line items]
Interbank market funds	61,161	70,083
Real estate credit bills
Disclosure of financial liabilities [line items]
Interbank market funds	71,121	52,112
Rural credit bills
Disclosure of financial liabilities [line items]
Interbank market funds	64,644	49,744
Guaranteed real estate bills
Disclosure of financial liabilities [line items]
Interbank market funds	64,438	64,491
Import and export financing
Disclosure of financial liabilities [line items]
Interbank market funds	114,138	117,921
Onlending domestic
Disclosure of financial liabilities [line items]
Interbank market funds	R$ 30,668	R$ 17,943